UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03851

Nicholas II, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 09/30/2005

Date of reporting period: 12/31/2004

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
Nicholas II, Inc.
AS OF: 12/31/04

                                                                                             VALUE
                                                                                        --------------

Commercial Paper   (  2.74%)
-------------------------------------------------------------
         1,000,000   Fiserv, Inc. 02/03/05, 2.50%                                       $      997,847
         1,000,000   Fiserv, Inc. 01/19/05, 2.40%                                              998,933
         1,000,000   Fiserv, Inc. 02/01/05, 2.50%                                              997,986
         1,500,000   John Deere Capital 01/20/05, 2.35%                                      1,498,336
         2,000,000   Kraft Foods Inc. 01/24/05, 2.40%                                        1,997,200
         1,500,000   Kraft Foods Inc. 01/28/05, 2.42%                                        1,497,479
         1,500,000   Prudential Financial, Inc. 01/10/05, 2.24%                              1,499,347
         1,250,000   Prudential Financial, Inc. 01/13/05, 2.30%                              1,249,201
         1,000,000   SBC Communications 01/06/2005, 2.16%                                      999,820
         1,500,000   Schering-Plough Corporation 01/10/05, 2.47%                             1,499,280
         1,000,000   Walt Disney Company, Inc. 01/18/05, 2.24%                                 999,067
         1,000,000   Walt Disney Company, Inc. 01/27/05, 2.35%                                 998,433
                                                                                        --------------
                                                                                            15,232,929
                                                                                                          --------------
TOTAL Commercial Paper   (COST: $   15,232,929)                                                               15,232,929
                                                                                                          ==============
Common Stocks   ( 97.16%)
-------------------------------------------------------------
     Consumer Discretionary Auto & Components   (  1.81%)

            75,000   Gentex Corporation                                                      2,776,500
           120,600   Harley-Davidson, Inc.                                                   7,326,450
                                                                                        --------------
                                                                                            10,102,950
     Consumer Discretionary Hotels, Restaraunts & Leisure   (  5.71%)

           162,500   Applebee's International, Inc.                                          4,298,125
           100,000   International Game Technology                                           3,438,000
           216,926   International Speedway Corporation - Class A                           11,453,693
           165,000   Panera Bread Company                                           (*)      6,652,800
            20,000   Starbucks Corporation                                          (*)      1,247,200
           120,000   Wendy's International, Inc.                                             4,711,200
                                                                                        --------------
                                                                                            31,801,018
     Consumer Discretionary Media   (  6.83%)

           285,265   Clear Channel Communications,  Inc.                                     9,553,525
           475,407   DIRECTV Group, Inc. (The)                                      (*)      7,958,313
           175,000   EchoStar Communications Corporation                                     5,817,000
           150,000   Lamar Advertising Company                                      (*)      6,417,000
           603,918   Liberty Media Corporation - Class A                            (*)      6,631,020
            36,374   Liberty Media International, I nc. - Class A                   (*)      1,681,570
                                                                                        --------------
                                                                                            38,058,428
     Consumer Discretionary Retail   (  9.23%)

           160,000   Family Dollar Stores, Inc.                                              4,996,800
           350,000   IAC/InterActiveCorp                                            (*)      9,667,000
           120,000   J.C. Penney Company, Inc.                                               4,968,000
           177,100   Kohl's Corporation                                             (*)      8,708,007
           222,000   O'Reilly Automotive, Inc.                                      (*)     10,001,100
            70,000   PETCO Animal Supplies, Inc.                                    (*)      2,763,600
            60,000   PETsMART, Inc.                                                          2,131,800
           110,000   Target Corporation                                                      5,712,300
            70,000   Williams-Sonoma, Inc.                                          (*)      2,452,800
                                                                                        --------------
                                                                                            51,401,407
     Consumer Staples Food, Beverage & Tobacco   (  1.21%)

           215,000   Hormel Foods Corporation                                                6,740,250
                                                                                        --------------
                                                                                             6,740,250
     Consumer Staples Food & Staple Retail   (  0.96%)

           119,148   CVS Corporation                                                         5,370,000
                                                                                        --------------
                                                                                             5,370,000
     Energy Energy   (  4.59%)

            77,950   Apache Corporation                                                      3,941,932
            80,000   BJ Services Company                                                     3,723,200
           110,000   GlobalSantaFe Corporation                                               3,642,100
           166,047   Kinder Morgan Management, LLC                                  (*)      6,758,116
            63,000   Nabors Industries, Ltd.                                        (*)      3,231,270
           120,000   XTO Energy, Inc.                                                        4,245,600
                                                                                        --------------
                                                                                            25,542,218
     Financials Banks   (  5.21%)

            95,000   Commerce Bancorp, Inc.                                                  6,118,000
            90,545   Fifth Third Bancorp                                                     4,280,968
           110,000   MGIC Investment Corporation                                             7,580,100
           250,000   Marshall & Ilsley Corporation                                          11,050,000
                                                                                        --------------
                                                                                            29,029,068
     Financials Diversified   (  4.07%)

            67,500   Affiliated Managers Group, Inc .                               (*)      4,572,450
           170,000   Eaton Vance Corp.                                                       8,865,500
           102,500   Legg Mason, Inc.                                                        7,509,150
            20,000   Moody's Corporation                                                     1,737,000
                                                                                        --------------
                                                                                            22,684,100
     Financials Insurance   (  5.96%)

            65,000   Arthur J. Gallagher & Co.                                               2,112,500
            95,000   Brown & Brown, Inc.                                                     4,137,250
            39,000   Everest Re Group, Ltd.                                                  3,492,840
           188,800   Nationwide Financial Services,  Inc.                                    7,217,824
            30,000   PartnerRe Ltd.                                                          1,858,200
            70,000   Protective Life Corporation                                             2,988,300
           277,000   Willis Group Holdings Limited                                          11,404,090
                                                                                        --------------
                                                                                            33,211,004
     Health Care Equipment   (  6.76%)

           120,000   Biomet, Inc.                                                            5,206,800
           200,000   Boston Scientific Corporation                                  (*)      7,110,000
            85,000   DENTSPLY International Inc.                                             4,777,000
           106,960   Fisher Scientific International Inc.                           (*)      6,672,165
           100,000   Kinetic Concepts, Inc.                                         (*)      7,630,000
           115,000   Respironics, Inc.                                              (*)      6,251,400
                                                                                        --------------
                                                                                            37,647,365
     Health Care Services   (  7.56%)

            23,252   Cardinal Health, Inc.                                                   1,352,104
           182,500   DaVita, Inc.                                                   (*)      7,214,225
           260,883   Health Management Associates, Inc.                                      5,927,262
           350,000   IMS Health Incorporated                                                 8,123,500
            27,600   Patterson Companies, Inc.                                      (*)      1,197,564
           328,750   Renal Care Group, Inc.                                         (*)     11,831,713
           145,000   Universal Health Services, Inc.- Class B                                6,452,500
                                                                                        --------------
                                                                                            42,098,867
     Health Care Pharmaceuticals & Biotechnology   (  6.84%)

            65,000   Allergan, Inc.                                                          5,269,550
            30,000   Biogen Idec Inc.                                               (*)      1,998,300
            38,000   Biotech HOLDRS Trust                                           (*)      5,810,960
           141,500   Forest Laboratories, Inc.                                      (*)      6,347,690
           200,000   Medicis Pharmaceutical Corporation - Class A                            7,022,000
           220,326   Shire Pharmaceuticals Group  PLC                                        7,039,416
           155,000   Teva Pharmaceutical Industries Ltd.                                     4,628,300
                                                                                        --------------
                                                                                            38,116,216
     Industrials Capital Goods   (  1.34%)

           121,500   Fastenal Company                                                        7,479,540
                                                                                        --------------
                                                                                             7,479,540
     Industrials Commercial Services & Supplies   (  6.11%)

           351,000   ARAMARK Corporation                                                     9,305,010
           226,604   ChoicePoint Inc.                                               (*)     10,421,518
           182,500   Cintas Corporation                                                      8,004,450
           130,000   Manpower Inc.                                                           6,279,000
                                                                                        --------------
                                                                                            34,009,978
     Industrials Transportation   (  1.00%)

           100,000   Expeditors International of  Washington, Inc.                           5,588,000
                                                                                        --------------
                                                                                             5,588,000
     Materials Materials   (  1.47%)

           281,400   Bemis Company, Inc.                                                     8,185,926
                                                                                        --------------
                                                                                             8,185,926
     Information Technology Communication Equipment   (  1.35%)

            90,000   Harris Corporation                                                      5,561,100
           230,000   Tellabs, Inc.                                                  (*)      1,975,700
                                                                                        --------------
                                                                                             7,536,800
     Information Technology Technology Hardware & Equipment   (  7.95%)

           150,000   CDW Corporation                                                         9,952,500
           215,000   Molex Incorporated - Class A                                            5,729,750
            51,400   Plantronics, Inc.                                                       2,131,558
           175,000   QLogic Corporation                                             (*)      6,427,750
            95,000   Tech Data Corporation                                          (*)      4,313,000
            85,000   Tektronix, Inc.                                                         2,567,850
           392,500   Vishay Intertechnology, Inc.                                   (*)      5,895,350
           128,750   Zebra Technologies Corporation - Class A                       (*)      7,246,050
                                                                                        --------------
                                                                                            44,263,808
     Information Technology Software & Services   (  8.79%)

           145,000   Affiliated Computer Services, Inc.                             (*)      8,727,550
           322,500   BEA Systems, Inc.                                              (*)      2,857,350
            85,300   Check Point Software Technologies Ltd.                         (*)      2,100,939
           305,937   Fiserv, Inc.                                                   (*)     12,295,608
           233,500   Hewitt Associates, Inc.                                        (*)      7,474,335
           230,000   Jabil Circuit, Inc.                                            (*)      5,883,400
           220,000   Keane, Inc.                                                    (*)      3,234,000
           225,000   SunGard Data Systems Inc.                                      (*)      6,374,250
                                                                                        --------------
                                                                                            48,947,432
     Information Technology Semiconductors & Semiconductor Equipment   (  2.38%)

           332,000   Intersil Holding Corporation - Class A                                  5,557,680
           288,750   Microchip Technology Incorporated                                       7,698,075
                                                                                        --------------
                                                                                            13,255,755
                                                                                                          --------------
TOTAL Common Stocks   (COST: $  351,199,736)                                                                 541,070,129
                                                                                                          ==============
Variable Rate Demand Note   (  0.12%)
-------------------------------------------------------------
           649,302   U.S. Bank N.A.                                                            649,302
                                                                                        --------------
                                                                                               649,302
                                                                                                          --------------
TOTAL Variable Rate Demand Note   (COST: $      649,302)                                                         649,302
                                                                                                          ==============

TOTAL SECURITY HOLDINGS  (100.01%):                                                                        556,952,359
LIABILITIES, LESS OTHER ASSETS  (-0.01%):                                                                      -58,283
                                                                                                          --------------
TOTAL NET ASSETS:                                                                                         $  556,894,076
                                                                                                          ==============

( ) - % OF NET ASSETS
(*) - NON-INCOME PRODUCING

As of December 31, 2004, investment cost for federal tax purposes was $367,081,966 and the tax basis components of unrealized appreciation/depreciation were as follows:

              Unrealized appreciation ....................... $199,723,595
              Unrealized depreciation .......................   (9,853,202)
                                                              ------------
              Net unrealized appreciation ................... $189,870,393
                                                              ------------
                                                              ------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a)  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 02/15/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 02/15/2005

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 02/15/2005